Contents of Significant Accounts - Summary of Disaggregation of Revenue by The Timing of Revenue Recognition (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 213,011,018	$ 176,820,914	$ 148,201,641
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	211,074,982	174,492,036	147,057,035
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 1,936,036	$ 2,328,878	$ 1,144,606